The Proposed Separation and Basis of Presentation - Weighted-Average Useful Lives of Software and Other Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2015
Software [Member] | Bauxite [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted-average useful lives of other intangible assets	7 years
Software [Member] | Alumina [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted-average useful lives of other intangible assets	7 years
Software [Member] | Aluminum [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted-average useful lives of other intangible assets	6 years
Software [Member] | Cast Products [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted-average useful lives of other intangible assets	6 years
Software [Member] | Energy [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted-average useful lives of other intangible assets	6 years
Software [Member] | Rolled Products [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted-average useful lives of other intangible assets	9 years
Other Intangible Assets [Member] | Bauxite [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted-average useful lives of other intangible assets	15 years
Other Intangible Assets [Member] | Alumina [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted-average useful lives of other intangible assets	15 years
Other Intangible Assets [Member] | Aluminum [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted-average useful lives of other intangible assets	37 years
Other Intangible Assets [Member] | Cast Products [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted-average useful lives of other intangible assets	37 years
Other Intangible Assets [Member] | Energy [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted-average useful lives of other intangible assets	37 years
Other Intangible Assets [Member] | Rolled Products [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted-average useful lives of other intangible assets	14 years